Investments	12 Months Ended
Dec. 31, 2024
Disclosure Investments Abstract
Investments

10 Investments

See the accounting policy in Note 2.3 Basis of Consolidation.

(a) Information on investments

		Net profit (loss) for the year			Equity
		2024	2023	2022	2024	2023

Jointly controlled investments
RPR	(i)	(84)	21	76	37	127
Bioglycols LLC	(ii)	(16)	(16)	(4)	-	77

Associates
Borealis	(iii)	75	70	54	285	288
Plaind	(iv)	10	-		708	-

(i)	RPR's main activities are the refining, processing and sale and import of oil, its byproducts and correlated products. The percentage of Braskem's equity interest in the capital of RPR on December 31, 2024 is 33.20% (2023: 33.20%).
(ii)	Bioglyclos’s main activities are the production and sale of bio-MEG (monoethylene glycol) and bio-MPG (monopropylene glycol).
(iii)	Borealis’ main activities are the production and sale of petrochemical products, byproducts and correlated products. The percentage of Braskem’s ownership interest in the capital of Borealis on December 31, 2024 is 20% (2023: 20%).
(iv)	Plaind was incorporated as part of the consideration received in exchange for the sale of control of Cetrel and DAC. The effects and details of the transaction are disclosed in Note 1.

(b) Changes in investments

	Note	Borealis	RPR	Bioglycols LLC	GRI	Plaind	Other	Total

Balance at December 31, 2022		47	37	41			24	149

Dividends and interest on equity		(7)	(2)					(9)
Results from equity-accounted investees		17	7	(1)			(16)	7
Other comprehensive income			1	1			3	5
Capital increase							13	13

Balance at December 31, 2023		57	43	41	-	-	24	165

Dividends and interest on equity		(16)						(16)
Results from equity-accounted investees		16	(28)	(8)		5	(6)	(21)
Other comprehensive income			(2)	6			(3)	1
Additions of investments	1			5	77	348		430
Others				(44)	(77)			(121)
Balance at December 31, 2024		57	13	-	-	353	15	438

(c) Impacts on the consolidation of Braskem Idesa

The Company presents the summarized financial information of the subsidiary Braskem Idesa and its subsidiaries, which has a significant non-controlling interest:

	Braskem Idesa Consolidated (i)
Statements of financial position	2024	2023

Current assets	3,630	3,525
Non-current assets	19,605	16,477
Total assets	23,235	20,002

Current liabilities	2,966	2,138
Non-current liabilities	19,772	22,276
Total liabilities	22,738	24,414

Shareholders' equity	497	(4,412)

Total liabilities and shareholders' equity	23,235	20,002

	Braskem Idesa Consolidated (i)
Statement of profit or loss	2024	2023	2022
Net revenue	5,247	4,455	5,953
Loss for the year	(3,288)	(1,361)	(1,527)

Statement of cash flows
Net cash generated (used) from operating activities	1,396	(863)	1,349
Net cash (used) in investing activities	(1,878)	(791)	(695)
Net cash generated (used) in financing activities	554	927	(220)
Exchange variation on cash and cash equivalents	86	105	(23)
Increase (decrease) in cash and cash equivalents	158	(622)	411

(i)	Braskem Idesa with its subsidiaries Braskem Idesa Serviços and Terminal Química. Excludes the effects of consolidation at Braskem S.A.